Segment Information - Reconciliation from Operating Profit to Income Before Income Taxes of Unconsolidated Subsidiaries and Affiliates Under US GAAP (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Segment Reporting [Abstract]
Operating profit	$ 467	$ 736	$ 751	$ 1,202
Restructuring expenses	(22)	(30)	(34)	(42)
Interest expenses of Industrial Activities, net of interest income and eliminations	(117)	(158)	(223)	(299)
Other, net	(93)	(63)	(168)	(157)
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	$ 235	$ 485	$ 326	$ 704